Accumulated Other Comprehensive Income - Accumulated Other Comrpehensive Income (Loss) and Related Components (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Roll Forward]
Beginning balance	$ 122.9	$ 171.8
OCI before reclassifications	(160.0)	(92.4)
Reclassifications	31.2	43.5
Ending balance	(5.9)	122.9
Unrecognized actuarial gains (losses)
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Roll Forward]
Beginning balance	(3.0)	1.2
OCI before reclassifications	(7.0)	(4.2)
Reclassifications	0	0
Ending balance	(10.0)	(3.0)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Roll Forward]
Beginning balance	173.7	235.8
OCI before reclassifications	(138.2)	(62.1)
Reclassifications	0	0
Ending balance	35.5	173.7
Unrealized gain (loss) on interest rate swaps
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Roll Forward]
Beginning balance	(47.3)	(60.4)
OCI before reclassifications	(18.1)	(30.4)
Reclassifications	31.2	43.5
Ending balance	(34.2)	(47.3)
Unrealized gain (loss) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Roll Forward]
Beginning balance	(0.5)	(4.8)
OCI before reclassifications	3.3	4.3
Reclassifications	0	0
Ending balance	$ 2.8	$ (0.5)